DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Abstract]
Disclosure Of Detailed Information About Adjustments On Profit Loss Attributable To Owners Of Parent [Text Block]
The following table details the adjustments made for the determination of distributable net profit as December 31, 2019, 2018 and 2017 in order to determine the provision of
40
% of the distributable net profit for each year:

Distributable Net Profit ThU.S.$
Net profit attributable to owners of parent at 12-31-2019	61,784
Adjustments:
Biological assets
Unrealized gains/losses	(153,497)
Realized gains/losses	197,891
Deferred income taxes	(10,630)
Total biological assets	33,764
Profit due bargain acquisition (net)	(21,674)
Total adjustments	12,090
Distributable Net Profit at 12-31-2019	73,874

Distributable Net Profit ThU.S.$
Net profit attributable to owners of parent at 12-31-2018	725,482
Adjustments:
Biological assets
Unrealized gains/losses	(83,243)
Realized gains/losses	208,362
Deferred income taxes	(30,482)
Total biological assets	94,637
Profit due bargain acquisition (net)	(9,381)
Total adjustments	85,256
Distributable Net Profit at 12-31-2018	810,738

Distributable Net Profit ThU.S.$
Net profit attributable to owners of parent at 12-31-2017	269,724
Adjustments:
Biological Assets
Unrealized gains/losses	(82,782)
Realized gains/losses	303,668
Deferred income taxes	(54,944)
Total adjustments	165,942
Distributable Net Profit at 12-31-2017	435,666

Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Text Block]
Basic and diluted earnings per share are calculated by dividing the profit or loss attributable to ordinary equity holders of parent by the weighted average number of ordinary shares outstanding. Arauco does not have any shares with potential dilutive effect.

	January-December
	2019	2018	2017
	ThU.S.$	ThU.S.$	ThU.S.$

Profit or loss attributable to ordinary equity holder of parent	61,784	725,482	269,724
Weighted average of number of shares	113,159,655	113,159,655	113,159,655
Basic and diluted earnings per share (in U.S.$ per share)	0.5460	6.4111	2.3836